401(k) Savings Plan	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
401(k) Savings Plan

15. 401(k) Savings Plan

The Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Company contributions to the plan may be made at the discretion of the board of directors. Through December 31, 2014, no contributions have been made to the plan by the Company.